SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Jan. 03, 2023	Feb. 06, 2023	Jan. 27, 2023	Jan. 04, 2023
Subsequent Event [Line Items]
Aggregate principal amount	$ 6,593,407
Note discount	593,407
Cash	$ 6,000,000
Debt instrument, description	(i) the Prime Rate plus four percent (4%) per annum, or (ii) nine percent (9%). If payments are made in ordinary shares, interest is set at a rate equal to the greater of (i) the Prime Rate plus six percent (6%) per annum, or (ii) nine percent (9%).
First Tranche [Member]
Subsequent Event [Line Items]
Cash				$ 1,650,000
Second Tranche [Member]
Subsequent Event [Line Items]
Cash			$ 1,100,000
Third Tranche [Member]
Subsequent Event [Line Items]
Cash		$ 1,000,000